Property, Plant and Equipment - Summary of Net Carrying Amounts of Property, Plant and Equipment under Finance Lease Arrangements (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment under finance lease arrangements	₨ 1,192.7	$ 18.3	₨ 1,854.1
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment under finance lease arrangements	378.5	5.8	1,139.7
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment under finance lease arrangements	693.2	10.6	559.2
Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment under finance lease arrangements	₨ 121.0	$ 1.9	₨ 155.2